Bank Premises and Equipment	12 Months Ended
Dec. 31, 2018
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2018 and 2017 were as follows:

	Estimated
	useful lives				2018	2017
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$563,302	$550,094
Furniture, equipment and vehicles	1	-	20	years	292,958	289,743
Land					118,806	123,087
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(468,167)	(448,470)
Bank premises and equipment, net					$506,899	$514,454